COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12   -    COMMITMENTS AND CONTINGENT LIABILITIES

(1)
The Company has an obligation to pay incentives to several customers that are not subject to the Food Law, 5744-2014, which came into effect on January 15, 2015. Some of those incentives are payable as a rate of total annual sales to those customers, and some of those incentives are payable as a rate of acquisitions in excess of an agreed upon annual volume of activities. The incentives are calculated specifically for each customer.

(2)
On October 17, 2017, a General Meeting of the Shareholders of the company approved management services agreements pursuant to which Messrs. Yoseph Williger and Zwi Williger are to serve as active co-chairmen of the Board of Directors. (The said approval was granted after the management services agreements were approved by the company's Compensation Committee and Board of Directors, as required by law). The said agreements were signed between the Company and companies under the ownership and control of Messrs. Yoseph Williger and Zwi Williger (hereinafter – “the Management Services Agreements” “the Management Companies” and Messrs. Williger”, respectively). The main provisions of Management Services Agreements are described below:

According to the Management Services Agreements, each of the co-Chairmen are to serve as an active co-Chairman of the Board of Directors on a part-time basis (60% of a full-time position), over a period of three years from the date of their appointment. Messrs. Yoseph Williger and Zwi Williger will each be entitled to monthly management fees of NIS 60,000 plus VAT (hereinafter – “the Monthly Management Fees”) and to annual remuneration and remuneration for participation in meetings of the Board of Directors and/or its committees according the “minimum amount” as set forth in the Israeli Companies Regulations (Rules Regarding Compensation and Expenses of an External Director), 5760-2000 (the “Compensation Regulations”) in addition to the Monthly Management Fees.

Messrs. Yoseph Williger and Zwi Williger will each be entitled to annual bonus at a total amount that will not exceed NIS 720 thousand plus VAT, provided that the annual operating profit will not be less than NIS 15 million, on the basis of the mechanism set out below: (a) a bonus of up to 2% for the initial NIS 10 million of operating profit; (b) a bonus of up to 3% of operating profit in excess of NIS 10 million and up to and including NIS 15 million; (c) a bonus of up to 4% of operating profit in excess of NIS 15 million and up to and including NIS 20 million; (d) a bonus of up to 5% of operating profit in excess of NIS 20 million.

The Management Services Agreements include an advance notice period and a retirement grant of 3-6 months (according to the period that has elapsed since the date of entering into the engagement and according to the identity of person/entity who terminated the engagement).

Messrs. Yoseph Williger and Zwi Williger will be included in the Company's insurance policy, including directors and office holders policy (if any), and they will also be entitled to an exemption and indemnification letter from the Company in accordance with the exemption and indemnification letters that were adopted and/or will be adopted by the company with regard to all of its office holders.

Under the Management Service Agreement, the Company will provide each of Messrs. Yoseph Williger and Zwi Williger a personal vehicle and means of communication (mobile and landline phone and home internet). The company shall bear all the expenses relating to the provision of the above, including grossing up the related tax in connection therewith.

(3)
On April 1, 1997, the parent Company and the Company entered into an agreement for the provision of management, administration, bookkeeping, secretarial and controllership services. This agreement was updated on October 2, 2017. Pursuant to the said agreement, the parent company shall pay the Company a monthly amount of NIS 10,000 plus VAT for the said services and for external services that are provided at the same time to the parent Company and to the subsidiary by the same third party, such as legal services, auditing services, etc., but excluding unique and specific services that are provided to the parent Company or to the company. This agreement will be effective for a 3-year period through August 21, 2020.

(4)
Generally, the Group does not enter into agency agreements or other written agreements with its suppliers. Nevertheless, the Group has written approvals from approximately 12 foreign suppliers, which approve that the Group is an exclusive agent and/or distributor of that supplier in Israel in connection with a specific product or line of products that is manufactured by that supplier.

 (5)       For more information regarding commitments and contingent liabilities please see note 24.